Interest income (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Disclosure of details of main interest and similar income
The detail of the main interest and similar income items earned in 2022, 2021 and 2020 is as follows:

EUR million
	2022	2021	2020
Loans and advances, central banks	1,606	476	431
Loans and advances, credit institutions	2,186	916	894
Debt instruments	10,416	5,724	5,022
Loans and advances, customers	54,110	38,649	38,788
Other interest	3,112	698	606
	71,430	46,463	45,741